SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
8.	SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares for the years ended December 31, 2016, 2017 and 2018:

	Authorized common shares	Authorized preferred shares	Issued Shares	Outstanding Shares
Balance, January 1, 2016	20,000,000	50,000,000	2,343,136	2,256,053
Common Shares Repurchased under Share Repurchase Program				(30,194)
Common Shares Repurchased in Private Transaction				(157,175)
Balance, December 31, 2016	20,000,000	50,000,000	2,343,136	2,068,684
Common Shares Issued			4,130,000	4,130,000

Balance, December 31, 2017	20,000,000	50,000,000	6,473,136	6,198,684
Authorized share capital	15,000,000
Common Shares Issued, Private Placement			1,175,475	1,175,475

Balance, December 31, 2018	35,000,000	50,000,000	7,648,611	7,374,159
Common shares authorized and issued
On December 11, 2018 on The Annual General Meeting of the shareholders it was resolved to increase the company’s authorized share capital from $2,000,000 to $4,000,000. As a result of this increase, the Company’s authorized share capital is 35,000,000 common shares, par value $0.10 per share (or $3,500,000) and 50,000,000 preferred shares, par value $0.01 per share (or $500,000).
In December 2018, we issued an aggregate of 1,175,474 common shares in a private placement with SOI at $4.20 per share, resulting in net proceeds to us of $4.9 million.  $1.9 million of the proceeds were immediately used to cure the covenant non-compliance existing at the third quarter of 2018.
In March 2017, the Company completed an underwritten public follow-on offering of 4,130,000 common shares, which included 130,000 common shares sold pursuant to the underwriters' partial exercise of the overallotment option to purchase additional common shares, at a price of $12.50 per share. The net proceeds the Company received from the offering were used for general corporate purposes and working capital purposes. The net proceeds of this offering were approximately $48.3 million.
Repurchase plan
In May 2015 the Company announced a share repurchase program under which the Company may repurchase up to 2.5 million of NAO’s outstanding common stock over the two subsequent years. The Company repurchased 30,194 shares under the share repurchase program during the year ended December 31, 2016.  The Company has repurchased a total of 117,277 shares under the share repurchase program since inception.  The repurchase program had a maturity of two years, and expired in May 2017.